UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                                    (GRAPHIC)

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2009

                                     (LOGO)

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Top 10 Holdings ...........................................................    1
Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statement of Changes in Net Assets ........................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Disclosure of Fund Expenses ...............................................   18
Approval of Investment Advisory Agreement .................................   19
Notice to Shareholders ....................................................   22
Shareholder Voting Results ................................................   23

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at http://www.sec.gov.

FUND OVERVIEW

TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)

Exxon Mobil                       4.2%
Microsoft                         2.0%
AT&T                              1.9%
Johnson & Johnson                 1.9%
Proctor & Gamble                  1.9%
International Business Machines   1.8%
General Electric                  1.7%
Chevron                           1.7%
JPMorgan Chase                    1.6%
Cisco Systems                     1.4%

*    Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the semi-annual period end and may not be representative of the Fund's current or future investments.

APRIL 30, 2009 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

SECTOR WEIGHTINGS+

                              (PERFORMANCE GRAPH)

Information Technology       17.9%
Health Care                  13.4%
Energy                       12.2%
Financials                   11.9%
Consumer Staples             11.7%
Industrials                  10.1%
Consumer Discretionary        9.2%
Utilities                     3.9%
Telecommunication Services    3.6%
Materials                     3.3%
Exchange Traded Funds         2.0%
Cash Equivalent               0.8%
Rights                        0.0%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                              Shares         Value
-----------                                            ----------   ------------
COMMON STOCK (96.9%)
   CONSUMER DISCRETIONARY (9.2%)
   Abercrombie & Fitch, Cl A                                1,873   $     50,683
   Amazon.com*                                              7,262        584,736
   Apollo Group, Cl A*                                      2,396        150,828
   AutoNation*                                              2,420         42,858
   Autozone*                                                  838        139,435
   Bed Bath & Beyond*                                       6,020        183,128
   Best Buy                                                 7,788        298,903
   Big Lots*                                                2,057         56,856
   Black & Decker                                           1,333         53,720
   Carnival                                                 9,621        258,613
   CBS, Cl B                                               15,665        110,282
   Centex                                                   2,806         30,698
   Coach                                                    7,321        179,365
   Comcast, Cl A                                           65,069      1,005,967
   Darden Restaurants                                       3,196        118,156
   DIRECTV Group*                                          11,945        295,400
   DR Horton                                                6,678         87,148
   Eastman Kodak                                            3,225          9,836
   Expedia*                                                 4,729         64,362
   Family Dollar Stores                                     3,145        104,383
   Ford Motor*                                             66,260        396,235
   Fortune Brands                                           3,374        132,632
   GameStop, Cl A*                                          3,687        111,200
   Gannett                                                  5,374         21,012
   Gap                                                     10,761        167,226
   General Motors                                          13,800         26,496
   Genuine Parts                                            3,597        122,154
   Goodyear Tire & Rubber*                                  5,452         59,918

Description                                              Shares         Value
-----------                                            ----------   ------------
   H&R Block                                                7,670   $    116,124
   Harley-Davidson                                          5,271        116,805
   Harman International Industries                          1,318         23,974
   Hasbro                                                   2,783         74,195
   Home Depot                                              38,348      1,009,319
   International Game Technology                            5,966         73,680
   Interpublic Group*                                      10,770         67,420
   JC Penney                                                5,093        156,304
   Johnson Controls                                        13,439        255,475
   KB Home                                                  1,962         35,453
   Kohl's*                                                  6,877        311,872
   Leggett & Platt                                          3,529         50,676
   Lennar, Cl A                                             3,190         31,071
   Limited Brands                                           6,109         69,765
   Lowe's                                                  33,144        712,596
   Macy's                                                   9,796        134,009
   Marriott International, Cl A                             6,629        156,179
   Mattel                                                   8,101        121,191
   McDonald's                                              25,143      1,339,871
   McGraw-Hill                                              7,103        214,156
   Meredith                                                   840         21,067
   New York Times, Cl A                                     2,531         13,617
   Newell Rubbermaid                                        6,267         65,490
   News, Cl A                                              52,036        429,817
   Nike, Cl B                                               8,755        459,375
   Nordstrom                                                3,597         81,400
   Office Depot*                                            7,414         19,202
   Omnicom Group                                            7,013        220,699
   O'Reilly Automotive*                                     3,053        118,609
   Polo Ralph Lauren, Cl A                                  1,278         68,808
   Pulte Homes                                              4,842         55,731
   RadioShack                                               2,829         39,832
   Scripps Networks Interactive, Cl A                       2,025         55,566
   Sears Holdings*                                          1,344         83,960
   Sherwin-Williams                                         2,149        121,719
   Snap-On                                                  1,290         43,757
   Stanley Works                                            1,765         67,123
   Staples                                                 16,131        332,621
   Starbucks*                                              16,606        240,123
   Starwood Hotels & Resorts Worldwide                      4,143         86,423
   Target                                                  17,013        701,956
   Tiffany                                                  2,787         80,656
   Time Warner                                             27,051        590,523
   Time Warner Cable, Cl A                                  6,789        218,810
   TJX                                                      9,412        263,254
   VF                                                       1,991        118,007
   Viacom, Cl B*                                           13,851        266,493
   Walt Disney                                             41,990        919,581
   Washington Post, Cl B                                      136         56,928

Description                                              Shares         Value
-----------                                            ----------   ------------
   Whirlpool                                                1,652   $     74,604
   Wyndham Worldwide                                        3,825         44,676
   Wynn Resorts*                                            1,354         53,117
   Yum! Brands                                             10,595        353,343
                                                                    ------------
                                                                      16,299,252
                                                                    ------------
   CONSUMER STAPLES (11.7%)
   Altria Group                                            46,741        763,280
   Archer-Daniels-Midland                                  14,502        357,039
   Avon Products                                            9,638        219,361
   Brown-Forman, Cl B                                       2,217        103,090
   Campbell Soup                                            4,630        119,084
   Clorox                                                   3,145        176,277
   Coca-Cola                                               45,022      1,938,197
   Coca-Cola Enterprises                                    7,410        126,415
   Colgate-Palmolive                                       11,335        668,765
   ConAgra Foods                                           10,113        179,000
   Constellation Brands, Cl A*                              4,306         49,907
   Costco Wholesale                                         9,796        476,086
   CVS                                                     32,918      1,046,134
   Dean Foods*                                              3,484         72,119
   Dr. Pepper Snapple Group*                                5,723        118,523
   Estee Lauder, Cl A                                       2,625         78,487
   General Mills                                            7,239        366,945
   Hershey                                                  3,733        134,911
   HJ Heinz                                                 7,103        244,485
   Hormel Foods                                             1,580         49,438
   JM Smucker                                               2,629        103,583
   Kellogg                                                  5,560        234,132
   Kimberly-Clark                                           9,344        459,164
   Kraft Foods, Cl A                                       33,153        775,780
   Kroger                                                  14,751        318,917
   Lorillard                                                3,800        239,894
   McCormick                                                2,942         86,642
   Molson Coors Brewing, Cl B                               3,371        128,941
   Pepsi Bottling Group                                     3,055         95,530
   PepsiCo                                                 35,203      1,751,701
   Philip Morris International                             45,317      1,640,475
   Procter & Gamble                                        66,226      3,274,213
   Reynolds American                                        3,823        145,198
   Safeway                                                  9,683        191,239
   Sara Lee                                                15,725        130,832
   Supervalu                                                4,774         78,055
   Sysco                                                   13,326        310,896
   Tyson Foods, Cl A                                        6,832         72,009
   Walgreen                                                22,218        698,312

Description                                              Shares         Value
-----------                                            ----------   ------------
   Wal-Mart Stores                                         50,610   $  2,550,744
   Whole Foods Market                                       3,355         69,549
                                                                    ------------
                                                                      20,643,349
                                                                    ------------
   ENERGY (12.1%)
   Anadarko Petroleum                                      10,356        445,929
   Apache                                                   7,557        550,603
   Baker Hughes                                             6,890        245,146
   BJ Services                                              6,606         91,757
   Cabot Oil & Gas                                          2,375         71,701
   Cameron International*                                   4,887        125,009
   Chesapeake Energy                                       12,801        252,308
   Chevron                                                 45,340      2,996,974
   ConocoPhillips                                          33,483      1,372,803
   Consol Energy                                            3,941        123,274
   Denbury Resources*                                       5,617         91,445
   Devon Energy                                            10,022        519,641
   Diamond Offshore Drilling                                1,546        111,946
   El Paso                                                 15,792        108,965
   ENSCO International                                      3,211         90,807
   EOG Resources                                            5,633        357,583
   Exxon Mobil                                            111,668      7,444,906
   Halliburton                                             20,293        410,324
   Hess                                                     6,405        350,930
   Marathon Oil                                            15,883        471,725
   Massey Energy                                            1,919         30,531
   Murphy Oil                                               4,299        205,105
   Nabors Industries Ltd.*                                  6,380         97,040
   National Oilwell Varco*                                  9,435        285,692
   Noble Energy                                             3,891        220,814
   Occidental Petroleum                                    18,325      1,031,514
   Peabody Energy                                           6,041        159,422
   Pioneer Natural Resources                                2,603         60,181
   Range Resources                                          3,529        141,054
   Rowan                                                    2,557         39,915
   Schlumberger                                            27,035      1,324,445
   Smith International                                      4,955        128,087
   Southwestern Energy*                                     7,761        278,309
   Spectra Energy                                          14,548        210,946
   Sunoco                                                   2,625         69,589
   Tesoro                                                   3,122         47,611
   Valero Energy                                           11,544        229,033
   Williams                                                13,086        184,513
   XTO Energy                                              13,101        454,081
                                                                    ------------
                                                                      21,431,658
                                                                    ------------

APRIL 30, 2009 (UNAUDITED)

Description                                              Shares         Value
-----------                                            ----------   ------------
   FINANCIALS (11.8%)
   Aflac                                                   10,565   $    305,223
   Allstate                                                12,126        282,900
   American Express                                        26,493        668,153
   American International Group                            60,512         83,507
   Ameriprise Financial                                     4,932        129,958
   AON                                                      6,177        260,669
   Apartment Investment & Management REIT, Cl A             2,648         19,330
   Assurant                                                 2,646         64,668
   AvalonBay Communities REIT                               1,787        101,519
   Bank of America                                        144,818      1,293,225
   Bank of New York Mellon                                 25,973        661,792
   BB&T                                                    12,647        295,181
   Boston Properties REIT                                   2,738        135,312
   Capital One Financial                                    8,814        147,546
   CB Richard Ellis Group, Cl A*                            5,123         38,422
   Charles Schwab                                          21,199        391,758
   Chubb                                                    8,006        311,834
   Cincinnati Financial                                     3,656         87,561
   CIT Group                                                8,778         19,487
   Citigroup                                              123,890        377,864
   CME Group, Cl A                                          1,498        331,582
   Comerica                                                 3,416         71,668
   Discover Financial Services                             10,883         88,479
   E*Trade Financial*                                      12,941         18,506
   Equity Residential REIT                                  6,154        140,865
   Federated Investors, Cl B                                1,991         45,554
   Fifth Third Bancorp                                     12,993         53,271
   First Horizon National                                   4,774         54,949
   Franklin Resources                                       3,416        206,600
   Genworth Financial, Cl A                                 9,746         23,001
   Goldman Sachs Group                                     11,343      1,457,575
   Hartford Financial Services Group                        7,352         84,327
   HCP REIT                                                 5,723        125,620
   Health Care REIT                                         2,490         84,834
   Host Hotels & Resorts REIT                              11,877         91,334
   Hudson City Bancorp                                     11,810        148,334
   Huntington Bancshares                                    8,506         23,732
   IntercontinentalExchange*                                1,647        144,277
   Invesco                                                  8,661        127,490
   Janus Capital Group                                      3,513         35,235
   JPMorgan Chase                                          85,002      2,805,066
   Keycorp                                                 11,177         68,739
   Kimco Realty REIT                                        7,400         88,948
   Legg Mason                                               3,195         64,124
   Leucadia National                                        4,094         86,916
   Lincoln National                                         5,758         64,720

Description                                              Shares         Value
-----------                                            ----------   ------------
   Loews                                                    8,167   $    203,277
   M&T Bank                                                 1,781         93,413
   Marsh & McLennan                                        11,629        245,256
   Marshall & Ilsley                                        5,996         34,657
   MBIA*                                                    3,868         18,296
   MetLife                                                 18,506        550,553
   Moody's                                                  4,371        129,032
   Morgan Stanley                                          24,299        574,428
   Nasdaq OMX Group*                                        3,100         59,613
   Northern Trust                                           5,360        291,370
   NYSE Euronext                                            5,860        135,776
   People's United Financial                                7,874        122,992
   Plum Creek Timber REIT                                   3,755        129,623
   PNC Financial Services Group (A)                         9,787        388,544
   Principal Financial Group                                5,872         95,948
   Progressive                                             15,293        233,677
   Prologis REIT                                            9,517         86,700
   Prudential Financial                                     9,593        277,046
   Public Storage REIT                                      2,829        189,147
   Regions Financial                                       15,702         70,502
   Simon Property Group REIT                                5,685        293,346
   SLM*                                                    10,518         50,802
   State Street                                             9,751        332,802
   SunTrust Banks                                           8,054        116,300
   T Rowe Price Group                                       5,815        223,994
   Torchmark                                                1,916         56,196
   Travelers                                               13,213        543,583
   UnumProvident                                            7,489        122,370
   US Bancorp                                              39,705        723,425
   Ventas                                                   3,223         92,307
   Vornado Realty Trust REIT                                3,464        169,355
   Wells Fargo                                             97,045      1,941,870
   XL Capital Ltd., Cl A                                    7,738         73,588
   Zions Bancorporation                                     2,639         28,844
                                                                    ------------
                                                                      20,910,287
                                                                    ------------
   HEALTH CARE (13.4%)
   Abbott Laboratories                                     34,954      1,462,825
   Aetna                                                   10,248        225,558
   Allergan                                                 6,945        324,054
   AmerisourceBergen                                        3,439        115,688
   Amgen*                                                  23,370      1,132,744
   Baxter International                                    13,790        668,815
   Becton Dickinson                                         5,407        327,015
   Biogen Idec*                                             6,590        318,561
   Boston Scientific*                                      33,982        285,789

Description                                              Shares         Value
-----------                                            ----------   ------------
   Bristol-Myers Squibb                                    44,773   $    859,642
   Cardinal Health                                          8,157        275,625
   Celgene*                                                10,384        443,604
   Cephalon*                                                1,539        100,974
   Cigna                                                    6,132        120,862
   Coventry Health Care*                                    3,348         53,267
   Covidien                                                11,380        375,312
   CR Bard                                                  2,239        160,380
   DaVita*                                                  2,330        108,042
   DENTSPLY International                                   3,348         95,820
   Eli Lilly                                               22,873        752,979
   Express Scripts*                                         5,587        357,400
   Forest Laboratories*                                     6,810        147,709
   Genzyme*                                                 6,132        327,020
   Gilead Sciences*                                        20,589        942,976
   Hospira*                                                 3,597        118,233
   Humana*                                                  3,867        111,292
   IMS Health                                               4,029         50,604
   Intuitive Surgical*                                        883        126,914
   Johnson & Johnson                                       62,556      3,275,432
   King Pharmaceuticals*                                    5,565         43,852
   Laboratory Corp of America Holdings*                     2,443        156,718
   Life Technologies*                                       3,913        145,955
   McKesson                                                 6,102        225,774
   Medco Health Solutions*                                 11,109        483,797
   Medtronic                                               25,258        808,256
   Merck                                                   47,669      1,155,497
   Millipore*                                               1,153         68,142
   Mylan*                                                   7,142         94,631
   Patterson*                                               2,058         42,107
   PerkinElmer                                              2,625         38,246
   Pfizer                                                 152,601      2,038,749
   Quest Diagnostics                                        3,484        178,834
   Schering-Plough                                         36,786        846,814
   St. Jude Medical*                                        7,828        262,395
   Stryker                                                  5,361        207,524
   Tenet Healthcare*                                        6,457         14,528
   Thermo Fisher Scientific*                                9,457        331,752
   UnitedHealth Group                                      27,489        646,541
   Varian Medical Systems*                                  2,806         93,636
   Waters*                                                  2,090         92,315
   Watson Pharmaceuticals*                                  2,352         72,771
   WellPoint*                                              11,267        481,777
   Wyeth                                                   30,112      1,276,749
   Zimmer Holdings*                                         5,022        220,918
                                                                    ------------
                                                                      23,693,414
                                                                    ------------

Description                                              Shares         Value
-----------                                            ----------   ------------
   INDUSTRIALS (10.1%)
   3M                                                      15,598   $    898,445
   Avery Dennison                                           2,723         78,259
   Boeing                                                  16,425        657,821
   Burlington Northern Santa Fe                             6,290        424,449
   Caterpillar                                             13,597        483,781
   CH Robinson Worldwide                                    3,846        204,453
   Cintas                                                   2,964         76,056
   Cooper Industries Ltd., Cl A                             3,778        123,881
   CSX                                                      8,875        262,611
   Cummins                                                  4,548        154,632
   Danaher                                                  5,746        335,796
   Deere                                                    9,563        394,569
   Dover                                                    4,185        128,814
   Dun & Bradstreet                                         1,200         97,680
   Eaton                                                    3,507        153,607
   Emerson Electric                                        17,081        581,437
   Equifax                                                  2,851         83,135
   Expeditors International Washington                      4,796        166,469
   Fastenal                                                 3,002        115,157
   FedEx                                                    7,036        393,735
   Flowserve                                                1,245         84,535
   Fluor                                                    4,094        155,040
   General Dynamics                                         8,534        440,952
   General Electric                                       239,294      3,027,069
   Goodrich                                                 2,783        123,231
   Honeywell International                                 16,629        518,991
   Illinois Tool Works                                      8,687        284,934
   Ingersoll-Rand, Cl A                                     7,171        156,113
   Iron Mountain*                                           4,049        115,356
   ITT                                                      4,094        167,895
   Jacobs Engineering Group*                                2,783        105,865
   L-3 Communications Holdings                              2,669        203,244
   Lockheed Martin                                          7,453        585,284
   Manitowoc                                                2,921         17,380
   Masco                                                    8,510         75,399
   Monster Worldwide*                                       2,787         38,461
   Norfolk Southern                                         8,259        294,681
   Northrop Grumman                                         7,397        357,645
   Paccar                                                   8,190        290,254
   Pall                                                     2,670         70,515
   Parker Hannifin                                          3,620        164,167
   Pitney Bowes                                             4,661        114,381
   Precision Castparts                                      3,145        235,435
   Raytheon                                                 9,049        409,286
   Republic Services, Cl A                                  7,013        147,273
   Robert Half International                                3,416         82,052

APRIL 30, 2009 (UNAUDITED)

Description                                              Shares         Value
-----------                                            ----------   ------------
   Rockwell Automation                                      3,190   $    100,772
   Rockwell Collins                                         3,569        136,871
   RR Donnelley & Sons                                      4,638         54,033
   Ryder System                                             1,245         34,474
   Southwest Airlines                                      16,721        116,713
   Stericycle*                                              1,923         90,535
   Textron                                                  5,474         58,736
   Union Pacific                                           11,380        559,213
   United Parcel Service, Cl B                             22,512      1,178,278
   United Technologies                                     21,312      1,040,878
   W.W. Grainger                                            1,410        118,271
   Waste Management                                        11,109        296,277
                                                                    ------------
                                                                      17,865,276
                                                                    ------------
   INFORMATION TECHNOLOGY (17.8%)
   Adobe Systems*                                          11,951        326,860
   Advanced Micro Devices*                                 12,647         45,656
   Affiliated Computer Services, Cl A*                      2,194        106,146
   Agilent Technologies*                                    7,804        142,501
   Akamai Technologies*                                     4,151         91,405
   Altera                                                   6,629        108,119
   Amphenol, Cl A                                           3,868        130,893
   Analog Devices                                           6,667        141,874
   Apple Computer*                                         20,259      2,549,190
   Applied Materials                                       30,067        367,118
   Autodesk*                                                5,264        104,964
   Automatic Data Processing                               11,403        401,386
   BMC Software*                                            4,289        148,700
   Broadcom, Cl A*                                          9,616        222,995
   CA                                                       8,913        153,749
   Ciena*                                                   2,036         24,330
   Cisco Systems*                                         132,057      2,551,341
   Citrix Systems*                                          4,072        116,174
   Cognizant Technology Solutions, Cl A*                    6,549        162,350
   Computer Sciences*                                       3,416        126,255
   Compuware*                                               5,565         41,626
   Convergys*                                               2,726         27,560
   Corning                                                 35,180        514,332
   Dell*                                                   39,140        454,807
   eBay*                                                   24,367        401,324
   Electronic Arts*                                         7,262        147,782
   EMC*                                                    45,498        570,090
   Fidelity National Information Services                   4,299         76,737
   Fiserv*                                                  3,529        131,702
   FLIR Systems*                                            2,907         64,477
   Google, Cl A*                                            5,418      2,145,365
   Harris                                                   3,011         92,076

Description                                              Shares         Value
-----------                                            ----------   ------------
   Hewlett-Packard                                         54,063   $  1,945,187
   Intel                                                  125,835      1,985,676
   International Business Machines                         30,366      3,134,075
   Intuit*                                                  7,262        167,970
   Jabil Circuit                                            4,767         38,613
   JDS Uniphase*                                            4,882         22,506
   Juniper Networks*                                       11,810        255,686
   Kla-Tencor                                               3,823        106,050
   Lexmark International, Cl A*                             1,142         22,406
   Linear Technology                                        5,000        108,900
   LSI*                                                    14,661         56,298
   Mastercard, Cl A                                         1,629        298,840
   McAfee*                                                  3,484        130,789
   MEMC Electronic Materials*                               5,045         81,729
   Microchip Technology                                     4,094         94,162
   Micron Technology*                                      17,261         84,234
   Microsoft                                              172,962      3,504,210
   Molex                                                    3,122         52,044
   Motorola                                                50,749        280,642
   National Semiconductor                                   4,390         54,304
   NetApp*                                                  7,467        136,646
   Novell*                                                  7,783         29,264
   Novellus Systems*                                        2,194         39,624
   Nvidia*                                                 12,399        142,340
   Oracle                                                  86,764      1,678,016
   Paychex                                                  7,223        195,093
   QLogic*                                                  2,738         38,825
   Qualcomm                                                37,238      1,575,912
   Salesforce.com*                                          2,375        101,674
   SanDisk*                                                 5,396         84,825
   Sun Microsystems*                                       16,832        154,181
   Symantec*                                               18,551        320,005
   Tellabs*                                                 8,936         46,825
   Teradata*                                                4,004         66,947
   Teradyne*                                                3,891         23,113
   Texas Instruments                                       28,869        521,374
   Total System Services                                    4,457         55,579
   Tyco Electronics                                        10,361        180,696
   VeriSign*                                                4,344         89,400
   Western Union                                           16,041        268,687
   Xerox                                                   15,459         94,454
   Xilinx                                                   6,158        125,870
   Yahoo!*                                                 31,538        450,678
                                                                    ------------
                                                                      31,534,233
                                                                    ------------

Description                                              Shares         Value
-----------                                            ----------   ------------
   MATERIALS (3.3%)
   Air Products & Chemicals                                 4,729   $    311,641
   AK Steel Holding                                         2,589         33,683
   Alcoa                                                   21,493        194,942
   Allegheny Technologies                                   2,194         71,810
   Ball                                                     2,104         79,363
   Bemis                                                    2,340         56,254
   CF Industries Holdings                                   1,087         78,318
   Dow Chemical                                            20,905        334,480
   Eastman Chemical                                         1,673         66,385
   Ecolab                                                   3,816        147,107
   EI Du Pont de Nemours                                   20,406        569,327
   Freeport-McMoRan Copper & Gold                           9,600        409,440
   International Flavors & Fragrances                       1,772         55,286
   International Paper                                      8,435        106,787
   MeadWestvaco                                             3,846         60,228
   Monsanto                                                12,376      1,050,599
   Newmont Mining                                          11,208        451,010
   Nucor                                                    7,084        288,248
   Owens-Illinois*                                          3,748         91,414
   Pactiv*                                                  2,964         64,793
   PPG Industries                                           3,710        163,425
   Praxair                                                  6,878        513,168
   Sealed Air                                               3,485         66,424
   Sigma-Aldrich                                            2,761        121,042
   Titanium Metals                                          1,923         13,057
   United States Steel                                      2,663         70,703
   Vulcan Materials                                         2,490        118,399
   Weyerhaeuser                                             4,774        168,331
                                                                    ------------
                                                                       5,755,664
                                                                    ------------
   TELECOMMUNICATION SERVICES (3.6%)
   American Tower, Cl A*                                    8,981        285,237
   AT&T                                                   133,120      3,410,534
   CenturyTel                                               2,255         61,223
   Embarq                                                   3,213        117,467
   Frontier Communications                                  7,036         50,026
   Qwest Communications International                      33,235        129,284
   Sprint-FON Group*                                       64,795        282,506
   Verizon Communications                                  64,200      1,947,828
   Windstream                                               9,899         82,162
                                                                    ------------
                                                                       6,366,267
                                                                    ------------

Description                                              Shares         Value
-----------                                            ----------   ------------
   UTILITIES (3.9%)
   AES*                                                    14,570   $    103,010
   Allegheny Energy                                         3,760         97,459
   Ameren                                                   4,727        108,816
   American Electric Power                                 10,554        278,415
   Centerpoint Energy                                       7,775         82,726
   CMS Energy                                               5,113         61,458
   Consolidated Edison                                      6,177        229,352
   Constellation Energy Group                               4,468        107,589
   Dominion Resources                                      13,167        397,117
   DTE Energy                                               3,687        109,025
   Duke Energy                                             28,774        397,369
   Dynegy, Cl A*                                           11,099         19,756
   Edison International                                     7,352        209,606
   Entergy                                                  4,277        277,021
   Equities CORP                                            2,942         98,940
   Exelon                                                  14,887        686,737
   FirstEnergy                                              6,877        281,269
   FPL Group                                                9,231        496,536
   Integrys Energy Group                                    1,719         45,399
   Nicor                                                      960         30,854
   NiSource                                                 6,199         68,127
   Northeast Utilities                                      3,891         81,789
   Pepco Holdings                                           4,955         59,212
   PG&E                                                     8,258        306,537
   Pinnacle West Capital                                    2,297         62,892
   PPL                                                      8,484        253,756
   Progress Energy                                          6,222        212,295
   Progress Energy (CVO)*                                   7,250             --
   Public Service Enterprise Group                         11,425        340,922
   Questar                                                  3,913        116,294
   SCANA                                                    2,738         82,742
   Sempra Energy                                            5,497        252,972
   Southern                                                17,580        507,710
   TECO Energy                                              4,796         50,790
   Wisconsin Energy                                         2,625        104,895
   Xcel Energy                                             10,221        188,475
                                                                    ------------
                                                                       6,807,862
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $257,942,154)                                              $171,307,262
                                                                    ------------
EXCHANGE TRADED FUNDS (2.0%)
   i-Shares S&P 500 Index Fund                             22,500      1,973,925
   SPDR Trust Ser 1                                        18,000      1,575,900
                                                                    ------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $5,079,474)                                                   3,549,825
                                                                    ------------

APRIL 30, 2009 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

Description                                              Shares         Value
-----------                                            ----------   ------------
RIGHTS (0.0%)
   Seagate (B) (D)* (Cost $0)                              15,971   $         --
                                                                    ------------
CASH EQUIVALENT (0.9%)
   Goldman Financial Prime Obligation
      Money Market Fund, 0.450% (C)
      (Cost $1,502,839)                                 1,502,839      1,502,839
                                                                    ------------
TOTAL INVESTMENTS - 99.8%
   (Cost $264,524,467)                                              $176,359,926
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $176,786,781.

*    NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTEND THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(D) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2009, WAS $0 AND REPRESENTED 0.0% OF NET ASSETS.

CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
REIT -- REAL ESTATE INVESTMENT TRUST
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the open long S&P 500 Index futures contracts held by the Fund at April 30, 2009, is as follows:

NUMBER OF    CONTRACT                  UNREALIZED
CONTRACTS      VALUE     EXPIRATION   APPRECIATION
---------   ----------   ----------   ------------
    9       $1,957,500    June 2009     $106,614

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2009 (UNAUDITED)

                                                                               UNITED
                                                                            ASSOCIATION
                                                                           S&P 500 INDEX
                                                                                FUND
                                                                           -------------
Assets:
   Investments at Value (Cost $263,622,235) ............................   $175,971,382
   Affiliated Investment at Value (Cost $902,232) ......................        388,544
   Dividends Receivable ................................................        247,800
   Deposits with Brokers for Open Futures ..............................        202,500
   Receivable for Capital Shares Sold ..................................         73,209
   Variation Margin Receivable .........................................          2,025
   Prepaid expenses ....................................................         18,840
                                                                           ------------
   Total Assets ........................................................    176,904,300
                                                                           ------------
Liabilities:
   Payable for Capital Shares Redeemed .................................         28,492
   Payable for Investment Securities Purchased .........................         17,169
   Payable due to Investment Adviser ...................................         13,409
   Payable for Distribution Fees .......................................          3,146
   Chief Compliance Officer Fees Payable ...............................          3,077
   Payable due to Administrator ........................................          2,823
   Payable due to Trustees .............................................          1,450
   Payable due to Custodian ............................................            706
   Other Accrued Expenses ..............................................         47,247
                                                                           ------------
   Total Liabilities ...................................................        117,519
                                                                           ------------
   Net Assets ..........................................................   $176,786,781
                                                                           ------------
Net Assets Consist of:
   Paid-in Capital .....................................................    332,653,637
   Undistributed Net Investment Income .................................        222,654
   Accumulated Net Realized Loss on Investments and Futures Contracts ..    (68,031,583)
   Net Unrealized Depreciation on Investments ..........................    (88,164,541)
   Net Unrealized Appreciation on Futures Contracts ....................        106,614
                                                                           ------------
   Net Assets ..........................................................   $176,786,781
                                                                           ============
Class I:
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Institutional Shares ($153,251,957 / 23,984,676 shares) ..........   $       6.39
                                                                           ============
Class II:
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Retail Shares ($23,534,824 / 3,688,835 shares) ...................   $       6.38
                                                                           ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2009 (UNAUDITED)

                                                                               UNITED
                                                                            ASSOCIATION
                                                                           S&P 500 INDEX
                                                                                FUND
                                                                           -------------
Investment Income:
   Dividends ...........................................................   $  2,310,528
   Dividends from Afflilated Investment ................................          6,721
                                                                           ------------
   Total Investment Income .............................................      2,317,249
                                                                           ------------
Expenses:
   Investment Advisory Fees ............................................         75,468
   Administration Fees .................................................         15,887
   Chief Compliance Officer Fees .......................................          4,626
   Custodian Fees ......................................................          3,972
   Trustees' Fees ......................................................          3,505
   Distribution Fees -- Class II .......................................         10,710
   Transfer Agent Fees .................................................         48,110
   Professional Fees ...................................................         37,613
   Printing Fees .......................................................         16,860
   Registration Fees ...................................................          7,988
   Other Expenses ......................................................         13,737
                                                                           ------------
   Total Expenses ......................................................        238,476
   Less: Distribution Fees -- Class II Waived ..........................         (5,355)
                                                                           ------------
   Net Expenses ........................................................        233,121
                                                                           ------------
   Net Investment Income ...............................................      2,084,128
                                                                           ------------
   Realized and Unrealized Gain (Loss):
   Net Realized Loss on Investments ....................................     (1,058,703)
   Net Realized Gain on Affiliated Investment ..........................              3
   Net Realized Loss on Futures ........................................       (800,232)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ......................................................    (13,883,859)
   Net Change in Unrealized Appreciation (Depreciation) on Affiliated
      Investment .......................................................       (562,942)
   Net Change in Unrealized Appreciation (Depreciation) on Futures .....        500,242
                                                                           ------------
   Net Realized and Unrealized Loss ....................................    (15,805,491)
                                                                           ------------
   Net Decrease in Net Assets Resulting from Operations ................   $(13,721,363)
                                                                           ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                UNITED ASSOCIATION
                                                                                   S&P 500 INDEX
                                                                                       FUND
                                                                           ----------------------------
                                                                             11/1/08-
                                                                              4/30/09       11/1/07-
                                                                            (UNAUDITED)      10/31/08
                                                                           ------------   -------------
OPERATIONS:
   Net Investment Income ...............................................   $  2,084,128   $   4,512,528
   Net Realized Gain (Loss) on Investments (Including Gain (Loss) on
      Affiliated Investment)  ..........................................     (1,058,700)      1,464,497
   Net Realized Loss on Futures Contracts ..............................       (800,232)       (948,327)
   Net Change in Unrealized Appreciation (Depreciation) on Investments
      (Including Depreciation on Affiliated Investment) ................    (14,446,801)    (99,935,751)
   Net Change in Unrealized Appreciation (Depreciation) on Futures
      Contracts ........................................................        500,242        (515,321)
                                                                           ------------   -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    (13,721,363)    (95,422,374)
                                                                           ------------   -------------
DIVIDENDS:
   Net Investment Income
      Class I ..........................................................     (1,843,128)     (3,961,229)
      Class II .........................................................       (281,059)       (590,926)
                                                                           ------------   -------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS ...........................     (2,124,187)     (4,552,155)
                                                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
      Class I
         Issued ........................................................     23,343,486      21,151,779
         Reinvestment of Dividends .....................................      1,823,920       3,961,229
         Redeemed ......................................................     (2,567,481)    (46,176,771)
                                                                           ------------   -------------
         Net Class I Capital Share Transactions ........................     22,599,925     (21,063,763)
                                                                           ------------   -------------
      Class II
         Issued ........................................................      7,165,375       7,626,335
         Reinvestment of Dividends .....................................        280,569         590,700
         Redeemed ......................................................     (5,113,752)     (6,088,003)
                                                                           ------------   -------------
         Net Class II Capital Share Transactions .......................      2,332,192       2,129,032
                                                                           ------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS .....................................................     24,932,117     (18,934,731)
                                                                           ------------   -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............................      9,086,567    (118,909,260)
                                                                           ------------   -------------
NET ASSETS:
   Beginning of Period .................................................    167,700,214     286,609,474
   End of Period (including undistributed net investment income of
      $222,654 and $253,362, respectively) .............................   $176,786,781   $ 167,700,214
                                                                           ============   =============
SHARE TRANSACTIONS:
      Class I
         Issued ........................................................      3,644,384       2,267,135
         Reinvestment of Dividends .....................................        296,384         416,067
         Redeemed ......................................................       (430,742)     (4,617,125)
                                                                           ------------   -------------
         Net Increase in Shares Outstanding from Share Transactions ....      3,510,026      (1,933,923)
                                                                           ------------   -------------
      Class II
         Issued ........................................................      1,150,457         815,114
         Reinvestment of Dividends .....................................         45,582          62,355
         Redeemed ......................................................       (840,281)       (658,516)
                                                                           ------------   -------------
         Net Increase in Shares Outstanding from Share Transactions ....        355,758         218,953
                                                                           ------------   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                   Net Realized
                                        and
           Net Asset                Unrealized                 Dividends
             Value,       Net          Gains         Total     from Net        Total      Net Asset
           Beginning  Investment    (Losses) on      from     Investment  Dividends and  Value, End
           of Period   Income(2)  Investments(2)  Operations    Income    Distributions   of Period
           ---------  ----------  --------------  ----------  ----------  -------------  ----------
UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
   2009++    $ 7.05    $0.08          $(0.66)       $(0.58)     $(0.08)      $(0.08)       $ 6.39
   2008       11.23     0.19           (4.18)        (3.99)      (0.19)       (0.19)         7.05
   2007        9.97     0.19            1.26          1.45       (0.19)       (0.19)        11.23
   2006        8.73     0.17            1.25          1.42       (0.18)       (0.18)         9.97
   2005        8.21     0.18(4)         0.53          0.71       (0.19)       (0.19)         8.73
   2004        7.63     0.13            0.58          0.71       (0.13)       (0.13)         8.21
CLASS II
   2009++    $ 7.04    $0.08          $(0.66)       $(0.58)     $(0.08)      $(0.08)       $ 6.38
   2008       11.21     0.18           (4.16)        (3.98)      (0.19)      $(0.19)         7.04
   2007        9.96     0.18            1.25          1.43       (0.18)       (0.18)        11.21
   2006        8.72     0.16            1.25          1.41       (0.17)       (0.17)         9.96
   2005        8.20     0.17(4)         0.53          0.70       (0.18)       (0.18)         8.72
   2004        7.63     0.13            0.57          0.70       (0.13)       (0.13)         8.20

                                                    Ratio of
                                                    Expenses
                                                   to Average
                                                   Net Assets  Ratio of Net
                                    Ratio of Net   (Excluding   Investment
                       Net Assets     Expenses    Waivers and     Income     Portfolio
            Total    End of Period   to Average    Fees Paid    to Average    Turnover
           Return+       (000)       Net Assets   Indirectly)   Net Assets      Rate
           -------   -------------  ------------  -----------  ------------  ---------
UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
   2009++   (8.14)%    $153,252       0.29%(1)      0.29%(1)     2.63%(1)        9%
   2008    (35.95)      144,247       0.23          0.23         1.95           18
   2007     14.66*      251,686       0.18          0.20         1.78           13
   2006     16.39*      347,477       0.10(3)       0.13         1.80           13
   2005      8.61*      494,040       0.07(3)       0.07         2.08(4)        10
   2004      9.39*      827,157       0.06          0.07         1.62            8
CLASS II
   2009++   (8.18)*%   $ 23,535       0.34%(1)      0.39%(1)     2.59%(1)        9%
   2008    (35.96)       23,453       0.28          0.33         1.90           18
   2007     14.52*       34,924       0.24          0.25         1.66           13
   2006     16.35*        9,981       0.16(3)       0.18         1.74           13
   2005      8.56*        8,850       0.12(3)       0.12         1.98(4)        10
   2004      9.20*        8,388       0.11          0.11         1.58            8

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++   For the six month period ended April 30, 2009 (unaudited).

* Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

(1)  Annualized.

(2)  Per share data calculated using the average shares method.

(3) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.

(4) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund within the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies de-signed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

CASH AND CASH EQUIVALENTS: Investments in the Goldman Financial Prime Obligation Money Market Fund are valued daily at cost.

VALUATION OF FUTURES: Future contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS"):

Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Funds' investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009:

INVESTMENTS IN SECURITIES         LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------      ------------   -------   -------   ------------
UA S&P 500 Fund                $176,359,926     $--       $--     $176,359,926
                               ------------     ---       ---     ------------

OTHER FINANCIAL INSTRUMENTS*    LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
----------------------------   --------   -------   -------   --------
UA S&P 500 Fund                $106,614     $--       $--     $106,614
                               --------     ---       ---     --------

*    OTHER FINANCIAL INSTRUMENTS ARE FUTURES CONTRACTS.

FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

On November 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

The Fund files U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

CLASSES: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. Allegiant Asset Management Company (the "Adviser") is an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc.

As disclosed in the Schedule of Investments, the Fund owns securities issued by PNC Financial Services Group, Inc. The following is a summary of the transactions with affiliates for the six months ended April 30, 2009.

NATIONAL CITY CORPORATION*

                        PROCEEDS       CHANGE IN
                       FROM SALES     UNREALIZED     REALIZED
  VALUE    PURCHASES   AND MERGER    APPRECIATION      GAIN      VALUE    DIVIDEND
10/31/08    AT COST     DELIVERY    (DEPRECIATION)    (LOSS)    4/30/09    INCOME
--------   ---------   ----------   --------------   --------   -------   --------
$108,826     $1,496     $(74,183)      $(35,560)      $(579)      $--       $--

PNC FINANCIAL SERVICES GROUP, INC.

            PURCHASES                  CHANGE IN
           AND MERGER                  UNREALIZED     REALIZED
  VALUE     RECEIPTS     PROCEEDS     APPRECIATION      GAIN       VALUE    DIVIDEND
10/31/08     AT COST    FROM SALES   (DEPRECIATION)    (LOSS)     4/30/09    INCOME
--------   ----------   ----------   --------------   --------   --------   --------
$445,822    $505,660        $--        $(562,938)        $--     $388,544    $6,721

* EFFECTIVE 1/2/09, NATIONAL CITY CORPORATION WAS ACQUIRED BY PNC FINANCIAL SERVICES GROUP, INC. UPON ACQUISITION, NATIONAL CITY CORPORATION'S SHARES MERGED INTO PNC FINANCIAL SERVICES GROUP, INC.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Fund. The Fund has voluntarily agreed to limit this amount to 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

purchases of shares or the provision of shareholder services with respect to shares. For the six months ended April 30, 2009, the Fund waived $5,355 in distribution fees.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2009, were as follows:

Purchases   $40,076,926
Sales        14,689,702

There were no purchases or sales of U.S. Government securities during the six month period ended April 30, 2009.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2008 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2008 and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, capital loss carryover limitation, and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Accordingly, the following reclassifications have been made to/from the following accounts:

                  ACCUMULATED
NET INVESTMENT   NET REALIZED
    INCOME           LOSS        PAID-IN CAPITAL
--------------   -------------   ---------------
    $9,351        $38,140,114     $(38,149,465)

The tax character of dividends and distributions paid during the years noted below were as follows:

        ORDINARY
         INCOME        TOTAL
       ----------   ----------
2009   $2,124,187   $2,124,187
2008    4,552,155    4,552,155

As of April 30, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income   $     222,654
Post October Losses                  (829,029)
Capital Loss Carryforwards        (61,866,931)
Unrealized Depreciation           (93,286,937)
Other Temporary Differences          (106,613)
                                -------------
Total Accumulated Losses        $(155,866,856)
                                =============

Post-October losses represent losses realized on investment transactions from November 1, 2008 through April 30, 2009, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of April 30, 2009, the Fund had the following capital loss carryforwards:

                            TOTAL CAPITAL
  EXPIRES       EXPIRES         LOSS
    2012          2013       CARRYFORWARD
-----------   -----------   -------------
$50,546,677   $11,320,254    $61,866,931

During the period ended April 30, 2009, the Fund utilized $704,525 of Capital Loss Carryforwards to offset capital gains.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

For Federal income tax purposes, the cost of securities owned at April 30, 2009, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2009, were as follows:

                   AGGREGATE          AGGREGATE
   FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
  TAX COST       APPRECIATION       DEPRECIATION      DEPRECIATION
------------   ----------------   ----------------   --------------
$269,753,477      $16,143,334      $(109,536,885)     $(93,393,551)

8. OTHER:

At April 30, 2009, 35% of total Class I shares were held by four record Shareholders and 78% of the total Class II Shares were held by three record Shareholders. These shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

In March 2008, FASB issued Statement of Financial Accounting Standards SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management does not believe that the adoption of SFAS No. 161 will have a material impact on the Fund's financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

APRIL 30, 2009

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                                    BEGINNING     ENDING                 EXPENSES
                                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                      VALUE       VALUE       EXPENSE     DURING
                                                     11/01/08    4/30/09      RATIOS      PERIOD*
                                                    ---------   ---------   ----------   --------
United Association S&P 500 Index Fund -- Class I
   Actual Fund Return                               $1,000.00   $  918.60      0.29%       $1.38
   Hypothetical 5% Return                            1,000.00    1,023.36      0.29         1.45
United Association S&P 500 Index Fund -- Class II
   Actual Fund Return                               $1,000.00   $  918.20      0.34%       $1.62
   Hypothetical 5% Return                            1,000.00    1,023.11      0.34         1.71

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

APRIL 30, 2009 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered at its November 11-12, 2008 meeting the approval of a new advisory agreement with the Adviser (the "Advisory Agreement") for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

At its November 2008 meeting, the Board was asked to approve the new Advisory Agreement that would become effective after: (i) approval by shareholders; and
(ii) the change in control of the Adviser resulting from the acquisition of the Adviser's parent, National City Corporation, by PNC Financial Services Group (the "Transaction"). In considering the terms of the Advisory Agreement, the Board relied on the information it had received at its February 19-20, 2008 Board meeting, at which time it considered and renewed the prior advisory agreement (the "Prior Agreement") between the Fund and the Adviser. The Board did not deem it necessary to request additional information from the Adviser, because the Board concluded that it was sufficiently familiar with the services provided by the Adviser, its respective personnel and prior performance, as a result of its regular monitoring process, as well as the quarterly reports it receives from the Adviser, and the fact that the termination of the Prior Agreement would occur solely as a result of the change in control of the Adviser's corporate parent. Further, the terms of the Advisory Agreement were materially identical to those contained in the Prior Agreement, with the exception of the change in effective date. At the November 2008 meeting, the Board also received information from Fund management confirming that no material events had occurred, nor was any additional information available, that would reasonably be expected to have a material impact upon the Board's consideration of the Advisory Agreement.

At its meeting February 2008 meeting, the Board considered the approval of the Prior Agreement. Prior to the February 2008 meeting, the Board received written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund's investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Prior Agreement. Among other things, the representative provided an overview of the Fund and the Adviser's investment management personnel. The representative then reviewed the Adviser's assets under management, tracking error over the past year, and representative clients, noting that the Fund is offered exclusively to the United Association of Plumbers and Pipefitters (the "UA") and its members. The representative also discussed the low commission rates charged for executed trades and confirmed that no soft dollars are used to purchase research for the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Prior Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

APRIL 30, 2009 (UNAUDITED)

Prior to the November 2008 meeting, the Board, including the Independent Trustees advised by their independent legal counsel, requested and received representations from the Adviser that there were no material changes to the information provided by the Adviser since its last presentation at the February 2008 meeting as a result of the Transaction. The Adviser also provided representations to the Board that the Transaction would not result in any material changes in the nature, extent and quality of the services provided by the Adviser to the Fund or the Adviser's compliance program. The Board was also notified that there would be no changes to key investment personnel or to the services provided to the Fund due to the Transaction.

At the November 2008 meeting, the Trustees considered the structure and terms of the Transaction, the strategic plan and governance structure for the Adviser following the Transaction, benefits or undue burdens imposed on the Fund as a result of the Transaction, anticipated effects on the Fund's expense ratios following the Transaction, legal issues for the Fund as a result of the Transaction, and the costs associated with obtaining necessary shareholder approvals and who would bear those costs. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

At its February 2008 meeting, in considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.

At its November 2008 meeting, the Board considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Adviser; the potential implications of regulatory restrictions on the Fund following the Transaction; the ability of the Adviser to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund. The Board noted that there were no material differences between the terms of the Prior Agreement and the Advisory Agreement, including the fees payable thereunder. Based on its review, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and that the Transaction was not expected to adversely affect the nature, quality or extent of services provided by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding the Fund's performance over various periods of time. The Board also compared the Fund's performance to its benchmark indices and other similar mutual funds over various periods of time. The Board noted that the Fund's performance was generally favorable in relation to its benchmark and that it was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

While it is difficult to predict with any degree of certainty the impact of the Transaction on the Adviser's profitability for its advisory activities, in concluding that the advisory fees payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and fee waivers that the Advisers had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund and concluded such profit was not excessive when considered in the context of current Fund asset levels, the overall expense ratio of the Fund and the favorable performance achieved by the Adviser. The Trustees also reviewed reports comparing

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

APRIL 30, 2009 (UNAUDITED)

the expense ratio and advisory fees paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the prior contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable and that the scope and quality of services to be provided will be at least equivalent to the scope and quality of services provided under the Prior Agreement; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the Advisory Agreement for an initial two year term.

NOTICE TO SHAREHOLDERS

APRIL 30, 2009 (UNAUDITED)

For shareholders that do not have an April 30, 2009 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2009, each portfolio is designating the following items with regard to distributions paid during the year.

                                                 QUALIFYING
 LONG TERM       ORDINARY                      FOR CORPORATE    QUALIFYING       U.S.         INTEREST      SHORT-TERM
CAPITAL GAIN      INCOME           TOTAL       DIVIDENDS REC.    DIVIDEND     GOVERNMENT      RELATED      CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)    INCOME (2)   INTEREST(3)   DIVIDENDS(4)   DIVIDEND (5)
------------   -------------   -------------   --------------   -----------   -----------   ------------   ------------
   0.00%          100.00%         100.00%         100.00%        100.00%        0.00%          0.00%          0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividend" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

SHAREHOLDER VOTING RESULTS (UNAUDITED)

To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Allegiant Asset Management

               NO. OF SHARES   % OUTSTANDING SHARES   % OF SHARES VOTED
              --------------   --------------------   -----------------
Affirmative   14,119,695.860          96.41%                52.41%
Against           14,849.930           0.10%                 0.05%
Abstain          510,973.790           3.49%                 1.89%
              --------------         ------                 -----
TOTAL         14,645,519.580         100.00%                54.35%
              ==============         ======                 =====

                                      NOTES

INVESTMENT ADVISER:
Allegiant Asset
Management Company
200 Public Square, 5th Floor
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:
National City Bank
200 Public Square, 5th Floor
Cleveland, OH 44114

UAF-SA-001-0600

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.